Short-term loans	12 Months Ended
Dec. 31, 2018
Short-term loans [abstract]
Short-term loans
31	Short-term loans

Short-term loans are as follows:

	As at 31 December 2018			As at 31 December 2017
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	’000			’000

Secured
RMB
- Fixed rate	435,856	435,856	3.41%-6.90%	24,000	24,000	4.71%-5.50%
- Variable rate	75,000	75,000	3.60%-3.85%	-	-	-

Unsecured
RMB
- Fixed rate	11,740,658	11,740,658	3.30%-4.90%	10,450,248	10,450,248	3.92%-4.35%
- Variable rate	47,227,150	47,227,150	3.92%-4.65%	69,777,100	69,777,100	3.74%-4.35%
US$
- Variable rate	180,401	1,238,131	3.79%	-	-	-
PKR
- Variable rate	6,500,000	321,977	11.51%	-	-	-

Total		61,038,772			80,251,348

As at 31 December 2018, short-term loans of RMB461 million (31 December 2017: RMB24 million) represented the notes receivable that were discounted with recourse. As these notes receivable had not yet matured, the proceeds received were recorded as short-term loans.

As at 31 December 2018, short-term loans of RMB1,560 million (31 December 2017: Nil) represented the guaranteed loan borrowed by Ruyi Pakistan Energy, of which US$0.18 billion(RMB equivalents of RMB 1,238 million) is guaranteed by Huaneng Group and Ruyi Technology Group on the proportion of the shareholding basis and PKR6.5 billion(RMB equivalents of RMB 322 million) is guaranteed by Shandong Luyi Power International Limited Company (“Luyi Power”) with an irrevocable stand-by letter of credit amounting to USD66 million.

As at 31 December 2018, short-term loan borrowed from Huaneng Capital Services Co., Ltd. (“Huaneng Capital Services”) amounted to RMB50 million were secured by future electricity revenue (31 December 2017: Nil)

As at 31 December 2018, short-term loans borrowed from Huaneng Finance amounted to RMB9,454 million (31 December 2017: RMB6,505 million) with annual interest rate ranged from 4.13% to 4.35%(31 December 2017: from 3.92% to 4.35%).

As at 31 December 2017, a short-term loan borrowed from Xi’an Thermal Power Research Institute Co., Ltd. (“Xi’an Thermal”) amounted to RMB100 million with annual interest rate of 4.13%. As at 31 December 2018, the loan was fully repaid.

As at 31 December 2017, short-term loans borrowed from a subsidiary of Huaneng Energy & Communications Holdings Co., Ltd. amounted to RMB753 million with annual interest rate from 3.92% to 4.13%. As at 31 December 2018, the loans were fully repaid.